Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
July 31, 2026
ZAP-NPRT1-0926
1.9881628.109
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	4,027	47,155
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	15,276	393,510
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	8,323	96,963
CANADA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	3,643	289,145
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	55,612	1,005,465
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	7,685	132,874
TOTAL CANADA		1,427,484
CHINA - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Inc Class A (b)	8,582	673,430
indie Semiconductor Inc Class A (b)(c)	32,459	104,842

TOTAL CHINA		778,272
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	9,365	63,214
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	90,634	243,805
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	7,506	60,724
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	5,626	97,836
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	6,253	50,774
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	2,180	215,167
TOTAL IRELAND		363,777
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	25,269	200,636
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)	18,765	778,748
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	5,542	431,500
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
uniQure NV (b)	10,286	448,778
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	9,561	428,715
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)	31,450	131,147
TOTAL NORWAY		559,862
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	3,919	23,787
PUERTO RICO - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	6,780	55,257
Liberty Latin America Ltd Class C (b)	17,709	142,912
TOTAL COMMUNICATION SERVICES		198,169
Financials - 0.4%
Banks - 0.3%
First BanCorp/Puerto Rico	23,182	670,656
Ofg Bancorp	6,361	336,242
		1,006,898
Financial Services - 0.1%
EVERTEC Inc	9,686	294,842
TOTAL FINANCIALS		1,301,740
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)	6,669	141,115
TOTAL PUERTO RICO		1,641,024
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	6,581	114,115
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	7,875	702,450
TOTAL SINGAPORE		816,565
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	19,140	596,211
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	5,717	139,838
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	4,192	71,390
UNITED STATES - 97.4%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	2,818	262,130
Atn International Inc	1,722	41,001
Bandwidth Inc Class A (b)	4,558	178,400
Cogent Communications Holdings Inc	7,022	94,797
GCI LLC Class A (b)	510	12,056
GCI LLC Class C (b)	5,289	122,547
Globalstar Inc (b)	7,752	646,362
IDT Corp Class B	3,171	208,842
Lumen Technologies Inc (b)	143,364	914,662
Shenandoah Telecommunications Co	7,532	90,309
Uniti Group Inc (b)	27,620	268,466
		2,839,572
Entertainment - 1.0%
AMC Entertainment Holdings Inc Class A (b)	115,260	325,033
Angel Studios Inc Class A (b)	15,016	60,965
Atlanta Braves Holdings Inc Class A (b)	1,867	101,583
Atlanta Braves Holdings Inc Class C (b)	6,686	339,850
Cinemark Holdings Inc	15,666	573,219
CuriosityStream Inc Class A	8,279	20,201
Lionsgate Studios Corp (b)	34,444	457,416
Madison Square Garden Entertainment Corp Class A (b)	6,052	467,578
Madison Square Garden Sports Corp Class A (b)	2,701	1,063,330
Marcus Corp/The	3,397	98,853
Playtika Holding Corp	10,954	43,706
Sphere Entertainment Co Class A (b)	4,045	579,446
Starz Entertainment Corp (b)	2,013	52,378
		4,183,558
Interactive Media & Services - 0.5%
Angi Inc Class A (b)	474	2,687
Bumble Inc Class A (b)	15,744	44,870
Cargurus Inc Class A (b)	11,644	421,979
Cars.com Inc (b)	8,297	98,319
EverQuote Inc Class A (b)	4,248	107,135
fuboTV Inc Class A (b)(c)	1,127	9,973
MediaAlpha Inc Class A (b)	4,904	60,712
Nextdoor Holdings Inc Class A (b)	36,507	81,046
QuinStreet Inc (b)	8,894	137,857
RUM Group Inc Class A (b)(c)	17,790	103,894
TripAdvisor Inc Class A (b)	17,929	253,964
Trump Media & Technology Group Corp (b)	24,799	244,518
Yelp Inc Class A (b)	8,302	219,422
Ziff Davis Inc (b)	5,598	297,142
ZipRecruiter Inc Class A (b)	9,504	37,446
ZoomInfo Technologies Inc (b)	41,613	137,323
		2,258,287
Media - 0.5%
AMC Global Media Inc Class A (b)	5,125	57,400
Boston Omaha Corp (b)	3,350	47,503
Cable One Inc (b)	27	1,080
Clear Channel Outdoor Holdings Inc (b)	47,727	115,499
DoubleVerify Holdings Inc (b)	19,975	224,719
EW Scripps Co/The Class A (b)	11,349	31,891
Gray Media Inc	14,290	57,732
Ibotta Inc Class A (b)	1,890	45,360
iHeartMedia Inc Class A (b)	18,385	66,002
John Wiley & Sons Inc Class A	5,977	311,999
Magnite Inc (b)	21,893	422,536
MNTN Inc Class A (b)	3,196	29,467
National CineMedia Inc	15,043	60,322
NIQ Global Intelligence Plc (b)	7,920	88,466
Optimum Communications Inc Class A (b)(c)	43,963	33,509
PubMatic Inc Class A (b)	5,578	70,283
Scholastic Corp	2,493	101,340
Sinclair Inc Class A	6,725	92,402
Stagwell Inc Class A (b)	16,041	135,546
TechTarget Inc (b)	4,341	19,491
USA TODAY Co Inc (b)	18,941	164,597
		2,177,144
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	44	1,533
Gogo Inc (b)	13,511	56,476
Spok Holdings Inc	5,336	58,162
Telephone and Data Systems Inc	14,979	502,995
		619,166
TOTAL COMMUNICATION SERVICES		12,077,727
Consumer Discretionary - 10.4%
Automobile Components - 1.1%
Adient PLC (b)	11,973	251,912
Cooper-Standard Holdings Inc (b)	2,749	81,013
Dana Inc	16,369	440,817
Dauch Corp (b)	36,181	204,423
Dorman Products Inc (b)	4,083	543,692
Fox Factory Holding Corp (b)	6,488	116,784
Gentherm Inc (b)	4,607	186,952
Goodyear Tire & Rubber Co/The (b)	44,348	308,219
Holley Inc Class A (b)	9,388	25,066
Kodiak AI Inc (b)(c)	16,527	71,892
LCI Industries	3,716	380,370
Motorcar Parts of America Inc (b)	2,878	38,565
Patrick Industries Inc	5,023	414,649
Phinia Inc	5,570	409,896
Solid Power Inc (b)	30,016	61,833
Standard Motor Products Inc	3,205	122,527
Stoneridge Inc (b)	4,625	31,959
Strattec Security Corp (b)	629	55,283
Versigent PLC	10,744	444,264
Visteon Corp	4,092	427,778
XPEL Inc (b)(e)	3,767	167,142
		4,785,036
Automobiles - 0.1%
Lucid Group Inc (b)(c)	28,732	212,042
Winnebago Industries Inc	4,379	132,596
		344,638
Broadline Retail - 0.2%
Dillard's Inc Class A (c)	458	269,460
Groupon Inc (b)(c)	4,207	116,029
Kohl's Corp	17,190	329,017
Savers Value Village Inc (b)	5,899	60,523
		775,029
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	4,030	176,272
Gold.com Inc	3,106	128,464
		304,736
Diversified Consumer Services - 1.5%
ADT Inc	86,020	657,193
American Public Education Inc (b)	2,747	133,257
Carriage Services Inc	2,374	95,838
Chegg Inc (b)	19,871	19,533
Coursera Inc (b)	34,682	184,161
Covista Inc (b)	5,139	641,604
Driven Brands Holdings Inc (b)	9,091	129,729
Frontdoor Inc (b)	10,561	767,045
Graham Holdings Co Class B	502	604,177
Grand Canyon Education Inc (b)	3,981	578,599
KinderCare Learning Cos Inc (b)	5,459	29,206
Laureate Education Inc (b)	19,128	732,794
Lincoln Educational Services Corp (b)	4,430	185,263
Matthews International Corp Class A	4,728	131,202
Perdoceo Education Corp	8,963	285,113
Strategic Education Inc	3,466	284,212
Stride Inc (b)(c)	6,377	512,009
Universal Technical Institute Inc (b)	7,680	301,901
WW International Inc (b)	1,684	24,182
		6,297,018
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (b)	9,111	109,514
Biglari Holdings Inc Class B (b)	118	46,904
BJ's Restaurants Inc (b)	3,240	219,056
Black Rock Coffee Bar Inc Class A	3,734	30,096
Bloomin' Brands Inc	11,334	98,152
Brinker International Inc (b)	6,516	1,392,469
Cheesecake Factory Inc/The	7,060	716,025
Cracker Barrel Old Country Store Inc	3,541	199,677
Dave & Buster's Entertainment Inc (b)	4,890	53,008
Dine Brands Global Inc (c)	2,230	80,146
El Pollo Loco Holdings Inc (b)	3,942	64,885
First Watch Restaurant Group Inc (b)	7,740	99,459
Global Business Travel Group I Class A (b)	18,021	170,118
Jack in the Box Inc (b)(c)	1,139	18,645
Krispy Kreme Inc (b)	5,111	16,253
Kura Sushi USA Inc Class A (b)	1,094	50,401
Life Time Group Holdings Inc (b)	23,319	1,051,687
Lindblad Expeditions Holdings Inc (b)	6,802	201,203
Lucky Strike Entertainment Corp Class A (c)	2,935	19,665
Marriott Vacations Worldwide Corp	4,257	415,100
Monarch Casino & Resort Inc	1,820	223,405
Nathan's Famous Inc	395	38,753
Navan Inc Class A (b)	5,899	157,031
Papa John's International Inc (c)	3,267	97,683
Penn Entertainment Inc (b)	19,515	400,643
Portillo's Inc Class A (b)	3,001	13,715
Pursuit Attractions and Hospitality Inc (b)	3,116	157,451
Rci Hospitality Holdings Inc	1,376	34,524
Red Rock Resorts Inc Class A	7,305	470,734
Rush Street Interactive Inc Class A (b)	15,814	425,555
Sabre Corp (b)	61,634	114,023
Serve Robotics Inc (b)(c)	725	3,466
Shake Shack Inc Class A (b)	6,298	395,200
Six Flags Entertainment Corp (b)(c)	10,988	190,422
Sweetgreen Inc Class A (b)	8,224	53,045
Target Hospitality Corp (b)	4,828	73,386
United Parks & Resorts Inc (b)	3,816	170,308
Wendy's Co/The (c)	25,919	190,764
Xponential Fitness Inc Class A (b)(c)	5,513	35,945
		8,298,516
Household Durables - 1.9%
Beazer Homes USA Inc (b)	3,875	124,388
Cavco Industries Inc (b)	1,167	638,384
Century Communities Inc	3,857	259,036
Champion Homes Inc (b)	8,365	665,938
Cricut Inc Class A	8,331	39,072
Dream Finders Homes Inc Class A (b)	4,906	62,748
Ethan Allen Interiors Inc	3,956	88,614
Flexsteel Industries Inc	573	42,419
Gopro Inc Class A (b)	23,830	17,848
Green Brick Partners Inc (b)	4,548	321,680
Helen of Troy Ltd (b)	1,291	35,669
Hovnanian Enterprises Inc Class A (b)	734	90,943
Installed Building Products Inc	3,435	765,799
KB Home	9,710	533,759
La-Z-Boy Inc	6,151	242,226
Legacy Housing Corp (b)	1,368	35,924
Leggett & Platt Inc	20,797	203,811
LGI Homes Inc (b)	3,196	174,406
Lovesac Co/The (b)	2,240	36,042
M/I Homes Inc (b)	3,843	561,578
Meritage Homes Corp	10,228	718,006
Newell Brands Inc	65,112	364,627
SharkNinja Inc (b)	10,667	1,725,601
Smith Douglas Homes Corp Class A (b)	1,309	19,411
Sonos Inc (b)	17,919	262,693
		8,030,622
Leisure Products - 0.4%
Acushnet Holdings Corp	4,133	418,549
Callaway Golf Co (b)	20,549	379,335
Funko Inc Class A (b)	5,910	34,454
JAKKS Pacific Inc	1,442	37,968
Johnson Outdoors Inc Class A	992	46,535
Latham Group Inc (b)	7,564	40,543
Malibu Boats Inc Class A (b)	3,197	88,141
MasterCraft Boat Holdings Inc (b)	2,434	58,221
Peloton Interactive Inc Class A (b)	63,966	408,743
Smith & Wesson Brands Inc	6,725	97,849
Sturm Ruger & Co Inc	2,410	89,580
		1,699,918
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	4,511	17,593
Abercrombie & Fitch Co Class A (b)	6,773	674,184
America's Car-Mart Inc/TX (b)	1,796	5,729
American Eagle Outfitters Inc	23,684	406,891
Arhaus Inc Class A	7,889	58,457
Arko Corp	11,795	94,242
Asbury Automotive Group Inc (b)	2,807	650,382
Barnes & Noble Education Inc	3,358	41,774
Bed Bath & Beyond Inc (b)	11,747	59,322
Boot Barn Holdings Inc (b)	4,591	684,013
Buckle Inc/The	4,597	201,211
Build-A-Bear Workshop Inc	1,899	64,414
Caleres Inc	5,516	70,825
Camping World Holdings Inc Class A	2,498	15,463
Chewy Inc Class A (b)	36,482	824,493
Citi Trends Inc (b)	1,080	72,004
Designer Brands Inc Class A	5,602	33,836
EVgo Inc Class A (b)	22,717	35,893
Gap Inc/The	33,907	681,192
Genesco Inc (b)	1,482	56,642
Group 1 Automotive Inc	1,789	513,032
Haverty Furniture Cos Inc	2,076	51,153
Lands' End Inc (b)	1,872	22,501
MarineMax Inc (b)	2,911	100,342
Monro Inc	4,920	60,270
National Vision Holdings Inc (b)	12,268	270,387
OneWater Marine Inc Class A (b)	2,239	27,428
Penske Automotive Group Inc	2,771	602,166
Petco Health & Wellness Co Inc Class A (b)	14,494	40,438
RealReal Inc/The (b)	15,192	183,671
Revolve Group Inc Class A (b)	6,218	156,134
RH (b)	2,354	389,634
Sally Beauty Holdings Inc (b)	14,503	217,110
Shoe Station Group Inc	3,261	49,567
Signet Jewelers Ltd	6,103	566,969
Sonic Automotive Inc Class A	1,996	182,794
Stitch Fix Inc Class A (b)	18,933	76,111
ThredUp Inc Class A (b)	15,766	91,127
Upbound Group Inc	8,241	159,793
Urban Outfitters Inc (b)	7,746	574,598
Victoria's Secret & Co (b)	11,938	1,058,662
Warby Parker Inc Class A (b)	15,231	406,515
Winmark Corp	445	148,408
Zumiez Inc (b)	2,177	42,822
		10,740,192
Textiles, Apparel & Luxury Goods - 0.7%
Carter's Inc	5,598	215,915
Columbia Sportswear Co	3,622	215,074
Figs Inc Class A (b)	24,125	258,138
G-III Apparel Group Ltd	5,542	201,784
Kontoor Brands Inc	7,698	644,631
Lakeland Industries Inc	1,660	18,924
Levi Strauss & Co Class A	13,924	341,416
Movado Group Inc	2,382	90,945
Oxford Industries Inc	2,235	84,751
Rocky Brands Inc	1,125	54,945
Steven Madden Ltd	10,992	506,511
Under Armour Inc Class A (b)	38,364	255,121
Under Armour Inc Class C (b)	8,590	55,749
Wolverine World Wide Inc	12,479	245,587
		3,189,491
TOTAL CONSUMER DISCRETIONARY		44,465,196
Consumer Staples - 2.3%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	1,186	217,275
MGP Ingredients Inc	2,642	46,763
National Beverage Corp	3,652	115,549
Vita Coco Co Inc/The (b)	6,659	439,095
		818,682
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	5,071	358,925
Chefs' Warehouse Inc/The (b)	5,449	628,542
Grocery Outlet Holding Corp (b)	15,900	146,121
Ingles Markets Inc Class A	2,033	182,990
Natural Grocers by Vitamin Cottage Inc	1,692	54,246
PriceSmart Inc	3,808	738,410
United Natural Foods Inc (b)	9,128	463,976
Village Super Market Inc Class A	1,424	62,571
Weis Markets Inc (c)	1,502	115,729
		2,751,510
Food Products - 0.7%
B&G Foods Inc (c)	959	3,385
Beyond Meat Inc (b)(c)	81,783	46,289
Cal-Maine Foods Inc (c)	6,886	604,453
Del Monte Corp	5,537	164,504
Flowers Foods Inc	35,706	250,656
J & J Snack Foods Corp	641	49,037
John B Sanfilippo & Son Inc	1,369	113,298
Lifeway Foods Inc (b)	1,044	31,090
Mama's Creations Inc (b)	5,732	105,641
Marzetti Company/The	3,242	346,473
Mission Produce Inc (b)	9,591	120,943
Pilgrim's Pride Corp	7,037	192,532
Seaboard Corp	40	176,530
Seneca Foods Corp Class A (b)	765	126,600
Simply Good Foods Co/The (b)	4,014	40,863
Tootsie Roll Industries Inc Class A	3,311	129,195
Utz Brands Inc Class A	12,920	182,430
Vital Farms Inc (b)	5,927	75,451
Westrock Coffee Co (b)(c)	6,041	49,053
		2,808,423
Household Products - 0.4%
Central Garden & Pet Co (b)	1,423	61,260
Central Garden & Pet Co Class A (b)	7,487	283,832
Energizer Holdings Inc	9,609	201,501
Oil-Dri Corp of America	1,543	153,081
Reynolds Consumer Products Inc	8,340	208,000
Spectrum Brands Holdings Inc	3,492	309,985
WD-40 Co	2,051	465,864
		1,683,523
Personal Care Products - 0.3%
BellRing Brands Inc (b)	17,902	221,806
Coty Inc Class A (b)	57,575	158,331
Edgewell Personal Care Co	7,087	192,696
Herbalife Ltd (b)	15,573	193,417
Honest Co Inc/The (b)	15,401	56,214
Interparfums Inc	2,750	342,513
Medifast Inc (b)	1,770	17,398
Nature's Sunshine Products Inc (b)	2,119	42,698
Niagen Bioscience Inc (b)	9,129	31,038
Nu Skin Enterprises Inc Class A	8,152	42,309
USANA Health Sciences Inc (b)	1,542	34,093
		1,332,513
Tobacco - 0.1%
Turning Point Brands Inc	2,988	222,935
Universal Corp/VA	3,994	210,444
		433,379
TOTAL CONSUMER STAPLES		9,828,030
Energy - 5.0%
Energy Equipment & Services - 2.4%
Archrock Inc	26,362	942,705
Atlas Energy Solutions Inc (c)	11,976	129,221
Bristow Group Inc	3,875	175,615
Cactus Inc Class A	10,514	683,515
Core Laboratories Inc	3,077	32,739
DMC Global Inc (b)	3,093	20,847
Energy Services of America Corp (c)	2,132	30,658
Expro Ltd	15,181	242,137
Flowco Holdings Inc Class A	5,359	109,592
Forum Energy Technologies Inc (b)	1,698	106,414
Geospace Technologies Corp (b)	2,322	16,973
Helix Energy Solutions Group Inc (b)	20,547	195,402
Innovex International Inc (b)	5,812	163,201
Kodiak Gas Services Inc	14,720	864,211
Liberty Energy Inc Class A	24,559	459,499
Nabors Industries Ltd (b)	2,221	190,273
National Energy Services Reunited Corp (b)	8,964	241,669
Natural Gas Services Group Inc	1,636	59,943
Noble Corp PLC	19,222	815,013
Oceaneering International Inc (b)	15,014	732,383
Oil States International Inc (b)	8,374	67,913
Patterson-UTI Energy Inc	52,757	552,893
ProPetro Holding Corp (b)	14,736	163,570
Ranger Energy Services Inc Class A	2,440	39,162
RPC Inc	14,660	82,243
Select Water Solutions Inc Class A	17,799	329,637
Solaris Energy Infrastructure Inc Class A	8,258	424,544
TETRA Technologies Inc (b)	20,364	156,803
Tidewater Inc (b)	7,047	528,948
Transocean Ltd (b)	152,733	812,540
Valaris Ltd (b)	9,791	775,349
		10,145,612
Oil, Gas & Consumable Fuels - 2.6%
Aemetis Inc (b)(c)	11,308	17,074
Amplify Energy Corp (b)	5,903	23,080
California Resources Corp	11,865	624,336
Calumet Inc (b)	9,721	429,571
Centrus Energy Corp Class A (b)(c)	2,877	509,028
Clean Energy Fuels Corp (b)	26,669	51,738
CNX Resources Corp (b)	21,401	766,156
Comstock Inc (b)	12,165	33,332
Comstock Resources Inc (b)	12,256	162,515
Core Natural Resources Inc	7,654	611,095
Crescent Energy Co Class A	37,549	430,687
CVR Energy Inc	4,674	166,488
Delek US Holdings Inc	9,224	626,033
Diversified Energy Co (c)	9,609	129,337
Dorian LPG Ltd	5,568	264,035
Evolution Petroleum Corp (c)	7,934	29,197
Excelerate Energy Inc Class A	3,674	144,278
Gevo Inc (b)	37,577	55,614
Granite Ridge Resources Inc	12,129	57,613
Green Plains Inc (b)	10,592	178,475
Gulfport Energy Corp (b)	2,213	357,112
HighPeak Energy Inc Class A	4,034	28,843
Infinity Natural Resources Inc Class A (b)	2,984	39,269
International Seaways Inc	6,148	591,315
Kinetik Holdings Inc Class A	7,984	403,751
Lightbridge Corp (b)	5,452	44,924
Magnolia Oil & Gas Corp Class A	28,244	726,153
NextDecade Corp (b)(c)	21,679	145,683
Northern Oil & Gas Inc	16,640	351,936
Par Pacific Holdings Inc (b)	7,555	649,957
Peabody Energy Corp	18,569	395,891
PrimeEnergy Resources Corp (b)	115	21,171
REX American Resources Corp (b)	4,342	186,880
Riley Exploration Permian Inc	1,601	54,866
Ring Energy Inc (b)	26,936	33,401
Sable Offshore Corp (b)(c)	20,292	107,345
SandRidge Energy Inc	5,155	71,758
Summit Midstream Corp Class A (b)	1,646	50,730
Talos Energy Inc (b)	18,829	285,824
Ur-Energy Inc (United States) (b)(c)	56,621	69,078
Uranium Energy Corp (b)	74,217	712,483
VAALCO Energy Inc	16,814	89,619
Vitesse Energy Inc (c)	5,613	87,563
W&T Offshore Inc	15,497	55,634
World Kinect Corp	7,834	312,263
		11,183,131
TOTAL ENERGY		21,328,743
Financials - 18.8%
Banks - 9.5%
1st Source Corp	2,700	242,298
ACNB Corp	1,543	99,493
Amalgamated Financial Corp	3,188	157,423
Amerant Bancorp Inc Class A	5,574	164,990
Ameris Bancorp	9,429	822,303
Arrow Financial Corp	2,199	87,608
Associated Banc-Corp	24,581	759,061
Atlantic Union Bankshares Corp	21,591	916,106
Avidbank Holdings Inc (b)	1,086	35,414
Axos Financial Inc (b)	8,554	867,461
Banc of California Inc	20,478	392,154
BancFirst Corp	3,153	355,721
Bancorp Inc/The (b)	6,312	423,346
Bank First Corp	1,521	232,318
Bank of Hawaii Corp	5,987	478,361
Bank of Marin Bancorp	2,424	70,684
BankUnited Inc	10,919	509,371
Bankwell Financial Group Inc	1,039	70,808
Banner Corp	5,166	363,738
Bar Harbor Bankshares	2,567	101,936
Beacon Financial Corp	12,591	396,742
BOK Financial Corp	3,185	450,009
Bridgewater Bancshares Inc (b)	3,204	65,618
Burke & Herbert Financial Services Corp	2,529	185,249
Business First Bancshares Inc	4,893	155,695
Byline Bancorp Inc	4,841	190,106
California BanCorp	3,271	69,672
Camden National Corp	2,562	148,314
Capital Bancorp Inc	1,701	63,498
Capital City Bank Group Inc	2,088	108,305
Capitol Federal Financial Inc	17,839	157,697
Carter Bankshares Inc	3,295	113,941
Cathay General Bancorp	10,092	637,713
Central Pacific Financial Corp	4,000	157,600
ChoiceOne Financial Services Inc	2,109	71,769
City Holding Co	2,121	307,778
Civista Bancshares Inc	3,139	91,219
CNB Financial Corp/PA	4,428	155,423
Coastal Financial Corp/WA Class A (b)	1,997	81,857
CoastalSouth Bancshares Inc	1,079	29,424
Colony Bankcorp Inc	3,232	70,845
Columbia Financial Inc	11,296	122,110
Commercial Bancgroup Inc	1,045	35,781
Community Financial System Inc	7,927	513,749
Community Trust Bancorp Inc	2,304	180,749
Community West Bancshares	3,429	85,828
Connectone Bancorp Inc	7,522	247,775
Customers Bancorp Inc (b)	4,740	372,943
CVB Financial Corp	25,450	569,317
Dime Commercial Bancshares Inc	6,185	252,101
Eagle Bancorp Inc	4,131	114,635
Eastern Bankshares Inc	31,950	733,572
Enterprise Financial Services Corp	5,492	364,175
Equity Bancshares Inc Class A	2,432	123,254
Esquire Financial Holdings Inc	1,058	136,715
Farmers National Banc Corp	8,639	137,015
FB Bancorp Inc (b)	2,300	35,547
FB Financial Corp	6,025	363,790
Financial Institutions Inc	3,022	125,292
First Bancorp/Southern Pines NC	6,216	390,800
First Busey Corp	12,772	394,144
First Business Financial Services Inc	1,257	88,254
First Commonwealth Financial Corp	15,263	328,612
First Community Bankshares Inc	2,860	136,479
First Community Corp/SC	1,366	46,663
First Financial Bancorp	15,633	528,864
First Financial Corp	1,791	144,265
First Hawaiian Inc	18,829	523,258
First Internet Bancorp	1,278	37,650
First Interstate BancSystem Inc Class A	13,019	494,982
First Merchants Corp	9,314	401,806
First Mid Bancshares Inc	3,625	188,826
Firstsun Capital Bancorp (b)	3,952	152,863
Five Star Bancorp	2,546	120,146
FNB Corp/PA	53,952	1,019,693
Franklin Financial Services Corp	640	40,422
Fulton Financial Corp	28,520	693,892
GBank Financial Holdings Inc (b)	1,530	31,855
German American Bancorp Inc	5,673	288,642
Great Southern Bancorp Inc	1,205	96,774
Hanmi Financial Corp	4,471	142,535
Heritage Financial Corp Wash	6,244	185,634
Hilltop Holdings Inc	6,173	243,463
Hingham Institution For Savings The (c)	297	84,698
Home Bancorp Inc	1,026	73,195
Home BancShares Inc/AR	28,152	874,683
HomeTrust Bancshares Inc	1,920	98,285
Hope Bancorp Inc	19,476	272,859
Horizon Bancorp Inc/IN	7,841	160,348
Independent Bank Corp	7,265	609,025
Independent Bank Corp/MI	3,131	119,604
International Bancshares Corp	8,109	620,663
Investar Holding Corp	1,748	52,650
Kearny Financial Corp/MD	8,913	85,476
Lakeland Financial Corp	3,922	245,713
Live Oak Bancshares Inc	5,352	229,066
Mechanics Bancorp Class A	7,591	127,453
Mercantile Bank Corp	2,596	155,968
Meridian Corp	1,446	28,399
Metrocity Bankshares Inc	3,214	113,711
Metropolitan Bank Holding Corp	1,664	153,887
Mid Penn Bancorp Inc	3,384	129,743
Midland States Bancorp Inc	3,179	107,037
MVB Financial Corp	1,807	55,385
National Bank Holdings Corp Class A	6,740	291,101
NB Bancorp Inc	5,659	130,214
Nbt Bancorp Inc	7,850	413,303
Nicolet Bankshares Inc	2,981	509,513
Northeast Bank	1,091	135,469
Northpointe Bancshares Inc	1,492	26,109
Northrim BanCorp Inc	3,346	88,702
Northwest Bancshares Inc	22,398	352,545
OceanFirst Financial Corp	13,533	261,322
Old Second Bancorp Inc	7,630	192,963
Origin Bancorp Inc	4,360	238,623
Orrstown Financial Services Inc	2,968	126,823
Park National Corp	2,425	504,764
Parke Bancorp Inc	1,460	49,859
Pathward Financial Inc	3,202	282,544
Peapack-Gladstone Financial Corp	2,358	108,421
Peoples Bancorp Inc/OH	5,461	227,505
Peoples Financial Services Corp	1,405	98,856
Preferred Bank/Los Angeles CA	1,655	172,848
Provident Financial Services Inc	19,711	486,467
QCR Holdings Inc	2,464	253,669
Red River Bancshares Inc	704	70,787
Renasant Corp	13,838	602,922
Republic Bancorp Inc/KY Class A	1,447	144,034
S&T Bancorp Inc	5,453	284,374
Seacoast Banking Corp of Florida	14,441	501,680
Shore Bancshares Inc	4,615	113,068
Sierra Bancorp	1,755	71,534
Simmons First National Corp Class A	22,163	522,825
SmartFinancial Inc	2,172	113,813
South Plains Financial Inc	2,131	95,554
Southern Financial Capital Trust III (b)	1,294	80,746
Southern Missouri Bancorp Inc	1,366	105,742
Southside Bancshares Inc	4,310	140,118
Stock Yards Bancorp Inc	4,130	351,463
Texas Capital Bancshares Inc	6,534	645,886
TFS Financial Corp	7,830	144,150
Third Coast Bancshares Inc (b)	2,218	97,237
Tompkins Financial Corp	1,912	190,894
Towne Bank/Portsmouth VA	12,941	490,593
TriCo Bancshares	4,815	277,055
Triumph Financial Inc (b)	3,429	260,364
TrustCo Bank Corp NY	2,642	150,541
Trustmark Corp	8,804	417,750
United Community Banks Inc/GA	18,018	638,558
Unity Bancorp Inc	976	57,477
Univest Financial Corp	4,181	184,967
WaFd Inc	11,105	408,331
Washington Trust Bancorp Inc	3,241	126,334
WesBanco Inc	14,746	610,189
Westamerica BanCorp	3,551	213,593
WSFS Financial Corp	7,793	624,999
		40,180,984
Capital Markets - 2.9%
Acadian Asset Management Inc	3,952	341,808
AI Financial Corp (b)	23,351	9,616
Artisan Partners Asset Management Inc Class A	11,400	447,336
Bakkt Inc Class A (b)(c)	5,138	36,839
BGC Group Inc Class A	56,186	647,263
BRC Group Holdings Inc (b)	3,599	25,769
Cohen & Steers Inc	4,181	343,971
DigitalBridge Group Inc Class A	24,905	395,242
Donnelley Financial Solutions Inc (b)	3,870	183,051
Federated Hermes Inc Class B	10,880	652,365
Galaxy Digital Inc Class A (b)	29,113	611,664
GCM Grosvenor Inc Class A	9,068	113,169
Hamilton Lane Inc Class A	4,496	399,739
Innventure Inc (b)	8,139	26,208
Lazard Inc	17,248	730,970
Miami International Holdings Inc	4,964	233,507
Moelis & Co Class A	11,364	762,297
Oppenheimer Holdings Inc Class A	914	97,469
Perella Weinberg Partners Class A	11,039	194,838
Piper Sandler Cos	10,154	769,673
PJT Partners Inc Class A	3,928	661,122
Ridgepost Capital Inc Class A	9,983	86,053
StepStone Group Inc Class A	11,393	499,697
StoneX Group Inc (b)	16,327	1,250,158
TPG Inc Class A	20,853	910,442
Victory Capital Holdings Inc Class A	6,951	688,358
Virtu Financial Inc Class A	12,372	726,608
Virtus Invt Partners Inc	1,053	167,796
WisdomTree Inc	19,214	372,175
		12,385,203
Consumer Finance - 1.4%
Atlanticus Holdings Corp (b)	831	87,662
Bread Financial Holdings Inc	6,076	656,633
Dave Inc Class A (b)	1,568	584,378
DeFi Development Corp (b)(c)	4,508	11,540
Encore Capital Group Inc (b)	3,209	301,903
Enova International Inc (b)	3,738	949,975
EZCORP Inc Class A (b)	8,797	261,887
Figure Technology Solutions Inc Class A	4,995	124,425
FirstCash Holdings Inc	5,821	1,187,542
Green Dot Corp Class A (b)	7,633	100,069
Happen Inc (b)	17,556	336,022
Jefferson Capital Inc	2,656	53,412
Lendingtree Inc (b)	1,824	58,113
Navient Corp	11,323	95,000
Nelnet Inc Class A	2,082	282,881
NerdWallet Inc Class A (b)	4,662	41,958
Oportun Financial Corp (b)	7,020	38,891
OppFi Inc Class A (b)	5,315	49,802
PRA Group Inc (b)	5,915	102,744
PROG Holdings Inc	6,142	270,371
Regional Management Corp	1,280	41,306
Upstart Holdings Inc (b)	13,012	357,049
World Acceptance Corp (b)	425	76,419
		6,069,982
Financial Services - 2.0%
Alerus Financial Corp	3,819	127,058
Better Home & Finance Holding Co Class A (b)(c)	1,677	39,410
Cannae Holdings Inc	6,944	101,035
Cass Information Systems Inc	1,760	98,419
Enact Holdings Inc	4,238	200,542
Federal Agricultural Mortgage Corp Class C	1,460	332,296
Finance of America Cos Inc Class A (b)(c)	814	18,518
Flywire Corp (b)	13,549	216,919
HA Sustainable Infrastructure Capital Inc	19,432	735,890
International Money Express Inc (b)	4,361	51,721
Jackson Financial Inc	10,619	1,298,491
loanDepot Inc Class A (b)	32,808	32,191
Marqeta Inc Class A (b)	14,451	250,869
Merchants Bancorp/IN	4,414	243,565
NCR Atleos Corp (b)	11,050	519,682
NewtekOne Inc	4,753	70,487
NMI Holdings Inc (b)	11,409	505,419
Onity Group Inc (b)	1,154	42,306
Paymentus Holdings Inc Class A (b)	8,916	304,036
Payoneer Global Inc (b)	41,818	299,835
Paysign Inc (b)	5,792	51,896
PennyMac Financial Services Inc	4,516	340,552
Priority Technology Holdings Inc (b)	4,215	27,398
Radian Group Inc	20,432	796,644
Remitly Global Inc (b)	26,216	596,938
Repay Holdings Corp Class A (b)	11,405	45,620
Sezzle Inc (b)	2,558	395,851
Shift4 Payments Inc Class A (b)(c)	8,995	476,735
UWM Holdings Corp Class A (c)	48,306	87,917
Velocity Financial Inc (b)	1,333	23,380
Walker & Dunlop Inc	3,544	176,101
		8,507,721
Insurance - 2.3%
Abacus Global Management Inc Class A (c)	4,758	49,055
American Coastal Insurance Corp	3,635	38,604
American Integrity Insurance Group Inc	1,030	20,899
Amerisafe Inc	926	26,891
Baldwin Insurance Group Inc/The Class A (b)	12,238	339,482
Bowhead Specialty Holdings Inc (b)	2,555	78,157
Brighthouse Financial Inc (b)	8,552	529,454
CNO Financial Group Inc	14,000	771,260
Donegal Group Inc Class A	2,660	52,508
Employers Holdings Inc	2,979	150,588
F&G Annuities & Life Inc	5,929	169,392
Genworth Financial Inc Class A (b)	57,254	562,807
Goosehead Insurance Inc Class A (b)	3,689	228,718
Greenlight Capital Re Ltd Class A (b)	3,735	62,188
Hagerty Inc Class A (b)	5,727	66,032
HCI Group Inc	1,586	277,566
Heritage Insurance Holdings Inc (b)	3,540	103,970
Hippo Holdings Inc (b)	3,233	101,678
Horace Mann Educators Corp	6,069	316,256
Investors Title Co	263	76,083
James River Group Holdings Inc	6,935	31,138
Kemper Corp	9,490	269,326
Kingstone Cos Inc	1,829	36,525
Lemonade Inc (b)	9,890	477,786
MBIA Inc (b)	6,542	33,495
Mercury General Corp	4,001	428,587
Neptune Insurance Holdings Inc Class A	4,088	129,630
Octave Specialty Group Inc (b)	7,549	40,765
Oscar Health Inc Class A (b)	33,372	1,041,874
Palomar Hldgs Inc (b)	4,067	544,124
Root Inc/OH Class A (b)	2,191	118,643
Safety Insurance Group Inc	2,261	233,765
Selectquote Inc (b)	22,634	16,907
SiriusPoint Ltd (b)	15,632	369,697
Skyward Specialty Insurance Group Inc (b)	5,783	346,691
Slide Insurance Holdings Inc (b)	3,267	65,242
Stewart Information Services Corp	4,732	319,836
Tiptree Inc Class A	3,901	69,321
Trupanion Inc (b)	3,214	78,711
TWFG Inc Class A (b)	2,413	64,668
United Fire Group Inc	3,314	170,207
Universal Insurance Holdings Inc	3,782	165,311
White Mountains Insurance Group Ltd	366	767,769
		9,841,606
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Adamas Trust Inc	12,605	114,327
Arbor Realty Trust Inc (c)	9,226	46,222
Ares Commercial Real Estate Corp	10,923	46,532
ARMOUR Residential REIT Inc (c)	18,490	304,530
Brightspire Capital Inc Class A	22,466	112,555
Chimera Investment Corp	13,568	169,329
Claros Mortgage Trust Inc (b)	21,160	37,453
Dynex Capital Inc	34,452	437,885
Ellington Financial Inc	19,067	253,210
Franklin BSP Realty Trust Inc	2,138	16,227
Invesco Mortgage Capital Inc (c)	15,791	117,011
KKR Real Estate Select Trust Inc	10,371	72,182
Ladder Capital Corp Class A	17,593	168,189
MFA Financial Inc	18,243	166,194
Orchid Island Capital Inc (c)	32,955	213,878
Pennymac Mortgage Investment Trust	14,991	141,365
Ready Capital Corp	5,685	8,130
Redwood Trust Inc	22,686	103,675
TPG Mortgage Investment Trust Inc	5,815	40,531
TPG RE Finance Trust Inc	13,286	105,889
Two Harbors Investment Corp	16,467	199,086
		2,874,400
TOTAL FINANCIALS		79,859,896
Health Care - 18.5%
Biotechnology - 8.9%
4D Molecular Therapeutics Inc (b)	6,182	62,933
Abeona Therapeutics Inc (b)	8,352	53,620
Absci Corp (b)	20,653	160,680
ACADIA Pharmaceuticals Inc (b)	19,088	493,807
Achieve Life Sciences Inc (b)(c)	12,486	80,160
ADMA Biologics Inc (b)	35,164	297,487
Agenus Inc (b)	6,714	50,355
Agios Pharmaceuticals Inc (b)	8,998	270,120
Akebia Therapeutics Inc (b)	42,420	55,994
Aldeyra Therapeutics Inc (b)	8,864	13,651
Alector Inc (b)	14,016	21,164
Allogene Therapeutics Inc (b)	43,507	81,793
Altimmune Inc (b)	30,070	85,399
AnaptysBio Inc (b)	3,101	165,469
Anavex Life Sciences Corp (b)	4,864	13,376
Anika Therapeutics Inc (b)	2,005	38,656
Annexon Inc (b)	23,345	118,943
Apogee Therapeutics Inc (b)	8,428	1,130,111
Arbutus Biopharma Corp (b)	24,184	104,959
Arcturus Therapeutics Holdings Inc (b)	3,985	22,954
Arcus Biosciences Inc (b)	13,044	367,710
Arcutis Biotherapeutics Inc (b)	17,121	459,870
Ardelyx Inc (b)	37,654	186,387
ArriVent Biopharma Inc (b)	5,265	157,002
ARS Pharmaceuticals Inc (b)(c)	10,244	52,552
Assembly Biosciences Inc (b)	1,791	44,972
Atrium Therapeutics Inc	2,598	29,487
aTyr Pharma Inc (b)(c)	19,962	9,696
Aura Biosciences Inc (b)	14,960	104,870
Beam Therapeutics Inc (b)	15,073	384,663
Bicara Therapeutics Inc (b)	6,434	174,361
BioCryst Pharmaceuticals Inc (b)	37,241	334,424
Biohaven Ltd (b)	19,612	264,762
Biomea Fusion Inc (b)(c)	10,399	12,167
Black Diamond Therapeutics Inc (b)	8,280	13,993
C4 Therapeutics Inc (b)	14,239	49,552
Cabaletta Bio Inc (b)	25,464	68,244
Candel Therapeutics Inc (b)(c)	8,804	88,128
Capricor Therapeutics Inc (b)	7,732	29,768
Cardiff Oncology Inc (b)(c)	13,515	11,561
CareDx Inc (b)	7,782	340,151
Caribou Biosciences Inc (b)	14,853	21,685
Cartesian Therapeutics Inc rights (b)(d)	15,874	4,603
Celcuity Inc (b)(c)	5,744	496,167
Celldex Therapeutics Inc (b)	11,871	451,810
CG oncology Inc (b)	11,306	804,874
Chinook Therapeutics Inc rights (b)(d)	702	0
Cogent Biosciences Inc (b)	25,668	999,255
Coherus Oncology Inc (b)	23,497	33,131
Compass Therapeutics Inc (b)	24,537	46,866
Corbus Pharmaceuticals Holdings Inc (b)	2,761	24,766
Corvus Pharmaceuticals Inc (b)	11,132	147,610
Cullinan Therapeutics Inc (b)	8,184	135,036
CytomX Therapeutics Inc (b)	27,900	86,490
Denali Therapeutics Inc (b)	22,793	524,695
Design Therapeutics Inc (b)	4,883	59,475
DiaMedica Therapeutics Inc (b)	4,780	30,305
Dianthus Therapeutics Inc (b)	5,998	641,306
Disc Medicine Inc (b)	4,855	373,835
Dyne Therapeutics Inc (b)	22,225	559,626
Editas Medicine Inc (b)	14,750	38,055
Eledon Pharmaceuticals Inc (b)	11,587	39,164
Emergent BioSolutions Inc (b)	8,101	58,489
Enanta Pharmaceuticals Inc (b)	4,046	50,980
Entrada Therapeutics Inc (b)	3,990	27,092
Erasca Inc (b)	36,132	655,796
Evommune Inc	1,912	21,510
Fate Therapeutics Inc (b)	16,453	40,310
First Tracks Biotherapeutics Inc	4,105	180,784
Galectin Therapeutics Inc (b)(c)	8,649	25,688
Geron Corp (b)	82,942	106,995
Gossamer Bio Inc (b)	35,839	6,075
GRAIL Inc (b)	4,944	338,961
Heron Therapeutics Inc (b)(c)	33,418	16,582
Humacyte Inc Class A (b)(c)	30,744	20,088
Ideaya Biosciences Inc (b)	14,116	501,118
Immunic Inc (b)	2,207	30,832
ImmunityBio Inc (b)(c)	48,766	349,652
Immunome Inc (b)	16,116	366,800
Immunovant Inc (b)	11,620	448,764
Inhibrx Biosciences Inc (b)	1,452	119,137
Intellia Therapeutics Inc (b)	21,237	226,811
Iovance Biotherapeutics Inc (b)(c)	56,882	231,510
Ironwood Pharmaceuticals Inc Class A (b)	21,839	92,379
Jade Biosciences Inc (b)	6,429	126,973
Janux Therapeutics Inc (b)	7,305	110,817
Keros Therapeutics Inc (b)	2,981	30,019
Kodiak Sciences Inc (b)	6,195	257,588
Korro Bio Inc (b)	1,951	20,232
Krystal Biotech Inc (b)	3,946	1,346,060
Kura Oncology Inc (b)	13,529	121,896
Kymera Therapeutics Inc (b)	9,545	986,953
Kyverna Therapeutics Inc (b)	6,020	43,946
Larimar Therapeutics Inc (b)	9,678	36,970
Lexeo Therapeutics Inc (b)	10,055	41,527
Lineage Cell Therapeutics Inc (b)(c)	39,527	42,689
Lyell Immunopharma Inc (b)	2,355	30,474
MacroGenics Inc (b)	8,766	32,347
MannKind Corp (b)	47,088	184,114
MapLight Therapeutics Inc	2,892	37,654
MiMedx Group Inc (b)	17,811	73,559
Mineralys Therapeutics Inc (b)	9,646	246,166
Mirum Pharmaceuticals Inc (b)	7,258	768,985
Monopar Therapeutics Inc (b)(c)	595	64,468
Monte Rosa Therapeutics Inc (b)	10,284	169,892
Myriad Genetics Inc (b)	13,760	39,354
Neurogene Inc (b)	1,710	56,242
Nkarta Inc (b)	9,132	19,086
Novavax Inc (b)(c)	25,089	183,651
Nurix Therapeutics Inc (b)	14,697	341,117
Ocugen Inc (b)(c)	52,449	64,512
Olema Pharmaceuticals Inc (b)	8,763	100,336
OmniAb Operations Inc $12.5 earnout shares (b)(d)	613	232
OmniAb Operations Inc $15 earnout shares (b)(d)	613	157
Oncternal Therapeutics Inc rights (b)(d)	19	0
Organogenesis Holdings Inc Class A (b)	11,626	27,554
ORIC Pharmaceuticals Inc (b)	12,534	138,751
Oruka Therapeutics Inc (b)	7,646	737,915
Palvella Therapeutics Inc (b)	1,489	207,031
Perspective Therapeutics Inc (b)	13,727	39,946
Precigen Inc (b)	26,721	167,541
Prime Medicine Inc (b)	17,581	51,337
ProKidney Corp Class A (b)(c)	17,415	26,819
Protagonist Therapeutics Inc (b)	9,084	1,241,238
Protara Therapeutics Inc (b)	8,096	31,736
PTC Therapeutics Inc (b)	12,492	849,581
Puma Biotechnology Inc (b)	5,974	47,374
Recursion Pharmaceuticals Inc Class A (b)(c)	78,175	234,525
REGENXBIO Inc (b)	7,461	72,297
Relay Therapeutics Inc (b)	25,486	479,901
Replimune Group Inc (b)	11,517	128,990
Rezolute Inc (b)	13,530	63,862
Rhythm Pharmaceuticals Inc (b)	9,396	932,553
Rigel Pharmaceuticals Inc (b)	2,796	102,921
Rocket Pharmaceuticals Inc (b)	4,756	14,791
Sagimet Biosciences Inc Class A (b)	8,901	63,286
Sana Biotechnology Inc (b)	26,394	82,613
Savara Inc (b)	20,683	112,929
Scholar Rock Holding Corp (b)	14,994	709,141
SELLAS Life Sciences Group Inc (b)(c)	28,180	282,082
Sionna Therapeutics Inc (b)	2,238	105,477
Solid Biosciences Inc (b)	10,389	83,735
Spyre Therapeutics Inc (b)	11,650	1,145,545
Stoke Therapeutics Inc (b)	8,420	243,001
Summit Therapeutics Inc (b)	23,553	306,660
Syndax Pharmaceuticals Inc (b)	13,384	254,965
Tango Therapeutics Inc (b)	18,691	508,021
Taysha Gene Therapies Inc (b)	39,897	233,796
Tectonic Therapeutic Inc (b)	1,551	43,475
TG Therapeutics Inc (b)	19,868	1,033,732
Tonix Pharmaceuticals Holding Corp (b)(c)	2,610	26,126
Travere Therapeutics Inc (b)	13,976	781,119
Twist Bioscience Corp (b)	9,396	860,204
Tyra Biosciences Inc (b)	4,459	142,153
Ultragenyx Pharmaceutical Inc (b)	14,875	370,536
Upstream Bio Inc (b)	2,015	12,715
Vanda Pharmaceuticals Inc (b)	9,522	48,562
Vaxcyte Inc (b)	19,805	1,071,054
Vera Therapeutics Inc Class A (b)	9,995	320,840
Veracyte Inc (b)	12,005	556,072
Verastem Inc (b)	12,762	74,020
Vericel Corp (b)	7,682	353,065
Vir Biotechnology Inc (b)	18,541	160,565
Viridian Therapeutics Inc (b)	14,867	281,284
Voyager Therapeutics Inc (b)	7,417	22,474
Xencor Inc (b)	11,258	227,524
Zenas Biopharma Inc (b)	5,770	181,409
		37,813,917
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings Inc (b)	18,112	172,426
AngioDynamics Inc (b)	6,228	92,112
Anteris Technologies Global Corp (b)	11,554	90,583
Artivion Inc (b)	6,680	179,224
AtriCure Inc (b)	7,737	292,149
Axogen Inc (b)	7,991	337,300
Beta Bionics Inc (b)	6,241	80,072
Bioventus Inc (b)	7,019	92,440
Butterfly Network Inc Class A (b)	32,185	228,835
Ceribell Inc (b)	3,266	57,776
Cerus Corp (b)	30,160	64,844
ClearPoint Neuro Inc (b)	4,667	69,725
CONMED Corp	4,719	218,490
CVRx Inc (b)	3,158	16,343
Delcath Systems Inc (b)	3,959	48,379
Electromed Inc (b)	1,047	42,644
Embecta Corp	517	1,881
Enovis Corp (b)	8,845	257,832
Glaukos Corp (b)	8,872	1,479,140
Haemonetics Corp (b)	7,051	603,143
Inogen Inc (b)	4,039	26,052
Inspire Medical Systems Inc (b)	4,041	202,899
Integer Holdings Corp (b)	5,167	626,292
Integra LifeSciences Holdings Corp (b)	10,190	169,664
iRadimed Corp	1,214	110,304
Kestra Medical Technologies Ltd (b)	2,899	66,184
LeMaitre Vascular Inc	3,189	323,109
Merit Medical Systems Inc (b)	9,088	772,571
Microbot Medical Inc (b)	11,851	20,384
Neogen Corp (b)	32,703	393,744
NeuroPace Inc (b)	3,696	47,641
Novocure Ltd (b)	16,062	238,360
Omnicell Inc (b)	6,913	244,513
OraSure Technologies Inc (b)	11,090	44,915
Orthofix Medical Inc (b)	6,348	74,906
OrthoPediatrics Corp (b)	2,594	52,373
Procept Biorobotics Corp (b)	5,587	104,030
Pulse Biosciences Inc (b)(c)	2,804	98,505
QuidelOrtho Corp (b)	10,458	175,381
RxSight Inc (b)	5,909	35,513
SANUWAVE Health Inc (b)	1,454	8,970
Senseonics Holdings Inc (b)	7,730	38,882
SI-BONE Inc (b)	6,062	107,661
Sight Sciences Inc (b)	5,287	27,810
STAAR Surgical Co (b)	7,624	185,721
Stereotaxis Inc (b)	14,560	18,346
Streamex Corp (b)(c)	18,688	13,266
Tactile Systems Technology Inc (b)	3,397	95,693
Tandem Diabetes Care Inc (b)	10,473	204,224
TransMedics Group Inc (b)	5,286	404,432
UFP Technologies Inc (b)(c)	1,180	300,640
Varex Imaging Corp (b)	6,340	70,945
		9,729,268
Health Care Providers & Services - 2.6%
Accendra Health Inc (b)	3,500	10,815
AdaptHealth Corp (b)	16,478	177,962
Addus HomeCare Corp (b)	2,829	326,693
agilon health Inc (b)	1,904	174,425
Alignment Healthcare Inc (b)	25,117	372,987
AMN Healthcare Services Inc (b)	5,927	199,325
Ardent Health Inc (b)	3,972	42,381
Astrana Health Inc (b)	6,466	229,931
Aveanna Healthcare Holdings Inc (b)	11,053	103,788
BrightSpring Health Services Inc (b)	23,790	1,420,501
Brookdale Senior Living Inc (b)	35,812	522,855
Castle Biosciences Inc (b)	4,699	131,572
Clover Health Investments Corp Class A (b)	60,986	254,312
Community Health Systems Inc (b)	18,359	51,222
Concentra Group Holdings Parent Inc	17,861	565,301
CorVel Corp (b)	4,812	289,009
Fulgent Genetics Inc (b)	3,146	52,066
GeneDx Holdings Corp Class A (b)	3,380	220,072
Guardian Pharmacy Services Inc Class A (b)	4,216	166,658
Hims & Hers Health Inc Class A (b)(c)	32,111	891,722
Hinge Health Inc Class A (b)	4,815	359,729
Infusystem Holdings Inc (b)	3,014	27,548
LifeStance Health Group Inc (b)	34,445	360,984
National HealthCare Corp	1,880	424,936
NeoGenomics Inc (b)	19,585	299,455
NRC Health Class A	2,015	39,313
Nutex Health Inc (b)	773	113,963
Oncology Institute Inc/The (b)	10,879	52,872
OPKO Health Inc (b)	63,845	84,275
PACS Group Inc (b)	6,662	306,519
Pediatrix Medical Group Inc (b)	12,074	320,082
Pennant Group Inc/The (b)	5,219	210,430
Privia Health Group Inc (b)	17,854	422,604
Progyny Inc (b)	11,097	345,450
RadNet Inc (b)	10,750	685,635
Sonida Senior Living Inc (b)	4,685	189,087
Strata Critical Medical Inc (b)	3,755	18,850
Surgery Partners Inc (b)	6,488	99,915
Talkspace Inc Class A (b)	21,261	110,982
US Physical Therapy Inc	2,388	188,795
Viemed Healthcare Inc (b)	5,024	58,630
		10,923,651
Health Care Technology - 0.3%
Certara Inc (b)	18,715	151,592
Claritev Corp Class A (b)(c)	1,269	28,819
Evolent Health Inc Class A (b)	8,753	27,047
GoodRx Holdings Inc Class A (b)	15,014	46,093
Health Catalyst Inc (b)	12,273	25,650
HealthStream Inc	3,597	100,860
HeartFlow Inc (b)	2,824	71,250
LifeMD Inc (b)	7,027	24,594
OptimizeRx Corp (b)	3,335	20,176
Phreesia Inc (b)	8,355	89,649
Schrodinger Inc/United States (b)	9,057	137,123
Simulations Plus Inc (b)	2,720	49,586
Teladoc Health Inc (b)	27,715	185,968
Waystar Holding Corp (b)	17,745	374,597
		1,333,004
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	17,640	833,843
Adaptive Biotechnologies Corp (b)	18,653	420,998
Azenta Inc (b)	6,355	178,766
BioLife Solutions Inc (b)	6,084	190,308
Codexis Inc (b)	13,274	18,584
CryoPort Inc (b)	7,744	116,857
Cytek Biosciences Inc (b)	17,436	73,580
Fortrea Holdings Inc (b)	14,367	275,415
Ginkgo Bioworks Holdings Inc Class A (b)	7,555	61,120
Lifecore Biomedical Inc (b)	6,216	27,475
Maravai LifeSciences Holdings Inc Class A (b)	19,227	126,321
MaxCyte Inc (b)	18,120	19,026
Mesa Laboratories Inc	869	87,604
Pacific Biosciences of California Inc (b)	44,803	62,724
Personalis Inc (b)	10,614	134,373
Quanterix Corp (b)	1,852	6,444
Quantum-Si Inc Class A (b)(c)	31,149	22,191
Sotera Health Co (b)	39,996	714,329
Standard BioTools Inc (b)	50,526	43,857
		3,413,815
Pharmaceuticals - 3.6%
Aclaris Therapeutics Inc (b)	18,877	98,160
Alumis Inc (b)	12,806	361,770
Amneal Intermediate Inc Class A (b)	25,899	474,470
Amphastar Pharmaceuticals Inc (b)	5,267	105,024
Amylyx Pharmaceuticals Inc (b)	12,865	261,288
ANI Pharmaceuticals Inc (b)	2,744	217,435
Aquestive Therapeutics Inc (b)	14,476	53,489
Arvinas Inc (b)	5,718	45,916
AtaiBeckley Inc (b)	29,659	212,952
Atea Pharmaceuticals Inc (b)	11,445	53,792
Axsome Therapeutics Inc (b)	6,494	1,415,627
BioAge Labs Inc (b)	4,815	43,528
Collegium Pharmaceutical Inc (b)	4,952	175,251
Contineum Therapeutics Inc Class A (b)	3,938	61,000
CorMedix Inc (b)(c)	11,345	85,428
Crinetics Pharmaceuticals Inc (b)	15,918	1,329,471
Definium Therapeutics Inc (b)	19,496	848,466
Edgewise Therapeutics Inc (b)	11,326	435,258
Enliven Therapeutics Inc (b)	8,237	451,470
Eton Pharmaceuticals Inc (b)	3,538	164,234
Evolus Inc (b)	10,319	60,263
EyePoint Inc (b)	12,073	147,894
Filana Therapeutics Inc (b)	10,049	10,148
Fulcrum Therapeutics Inc (b)	7,972	28,540
Harmony Biosciences Holdings Inc (b)	6,099	214,929
Harrow Inc (b)	5,042	195,478
Indivior Pharmaceuticals Inc	18,326	733,223
Innoviva Inc (b)	10,574	221,737
LB Pharmaceuticals Inc	3,675	147,294
Lexicon Pharmaceuticals Inc (b)	34,152	78,891
Ligand Pharmaceuticals Inc (b)	3,014	866,646
Liquidia Corp (b)	10,561	888,286
Maze Therapeutics Inc (b)	4,225	113,737
MBX Biosciences Inc (b)	4,012	264,511
Nektar Therapeutics (b)	5,115	361,477
Neumora Therapeutics Inc (b)	16,255	26,171
Novartis AG rights (b)(d)	7,778	0
Nuvation Bio Inc Class A (b)	36,653	232,013
Ocular Therapeutix Inc (b)	26,789	218,866
Omeros Corp (b)(c)	10,875	128,760
Organon & Co	39,687	537,759
Pacira BioSciences Inc (b)	6,019	158,962
Perrigo Co PLC	21,899	221,399
Phathom Pharmaceuticals Inc (b)	7,833	68,539
Phibro Animal Health Corp Class A	3,259	118,399
Prestige Consumer Healthcare Inc (b)	7,279	365,551
Rapport Therapeutics Inc (b)	4,325	177,239
Septerna Inc (b)	3,459	119,163
SIGA Technologies Inc	7,524	24,602
Supernus Pharmaceuticals Inc (b)	8,741	390,111
Tarsus Pharmaceuticals Inc (b)	5,993	353,827
Theravance Biopharma Inc (b)	5,725	96,524
Third Harmonic Bio Inc (b)(d)	4,575	0
Trevi Therapeutics Inc (b)	17,726	323,500
WaVe Life Sciences Ltd (b)	23,314	128,460
Xeris Biopharma Holdings Inc (b)	25,909	209,345
Zevra Therapeutics Inc (b)	9,094	86,484
		15,212,757
TOTAL HEALTH CARE		78,426,412
Industrials - 15.3%
Aerospace & Defense - 1.8%
AAR Corp (b)	5,898	825,957
AeroVironment Inc (b)(c)	4,899	731,764
AerSale Corp (b)	4,787	29,679
AIRO Group Holdings Inc (b)	1,887	12,718
Archer Aviation Inc Class A (b)	97,561	452,683
Astronics Corp (b)(c)	5,786	402,069
Byrna Technologies Inc (b)	3,540	16,107
Cadre Holdings Inc	4,704	145,024
Ducommun Inc (b)	2,084	373,078
Eve Holding Inc Class A (b)	16,050	37,236
Innovative Solutions And Support Inc (b)	2,009	36,745
Intuitive Machines Inc Class A (b)	19,185	236,743
Leonardo DRS Inc	11,649	536,436
Loar Holdings Inc (b)	5,347	366,002
Mercury Systems Inc (b)	7,952	772,139
National Presto Industries Inc	793	96,286
Park Aerospace Corp	2,739	92,852
Red Cat Holdings Inc (b)(c)	20,151	151,737
Redwire Corp Class A (b)	17,110	147,488
StandardAero Inc (b)	28,466	834,339
V2X Inc (b)	3,060	276,134
Virgin Galactic Holdings Inc Class A (b)(c)	15,943	40,655
Voyager Technologies Inc Class A (b)	2,070	50,777
VSE Corp	4,239	824,019
		7,488,667
Air Freight & Logistics - 0.1%
Forward Air Corp Class Common Stock (b)	3,330	46,787
Hub Group Inc Class A	9,244	430,123
		476,910
Building Products - 1.2%
AAON Inc	10,264	914,112
Apogee Enterprises Inc	3,275	129,690
AZZ Inc	4,486	649,214
CSW Industrials Inc	2,490	794,136
Gibraltar Industries Inc (b)	4,545	192,072
Griffon Corp	5,767	496,942
Hayward Holdings Inc (b)	29,944	453,053
Insteel Industries Inc	3,055	93,636
Janus International Group Inc (b)	21,253	109,028
JELD-WEN Holding Inc (b)	15,934	22,626
Masterbrand Inc (b)	31,173	257,177
Quanex Building Products Corp	7,034	125,487
Resideo Technologies Inc (b)	21,028	721,260
Tecnoglass Holdings Inc	3,789	164,594
		5,123,027
Commercial Services & Supplies - 1.6%
ABM Industries Inc	8,807	421,943
ACCO Brands Corp	16,180	68,280
ACV Auctions Inc Class A (b)	26,231	196,470
Brady Corp Class A	6,572	619,542
BrightView Holdings Inc (b)	10,344	134,886
Brink's Co/The	6,224	737,234
CoreCivic Inc (b)	14,841	443,746
Deluxe Corp	6,917	178,943
Ennis Inc	3,939	85,870
GEO Group Inc/The (b)	19,782	611,066
Healthcare Services Group Inc (b)	10,335	240,806
HNI Corp	10,634	478,636
Interface Inc	8,728	299,021
Liquidity Services Inc (b)	3,573	139,276
MillerKnoll Inc	10,500	236,460
Onterris Inc (b)	5,198	109,106
OPENLANE Inc (b)	15,908	632,502
Perma-Fix Environmental Services Inc (b)	2,762	45,849
Pitney Bowes Inc	18,725	328,249
Quad/Graphics Inc Class A	4,691	48,739
UniFirst Corp/MA	2,182	639,282
Vestis Corp (b)	16,865	243,868
		6,939,774
Construction & Engineering - 1.5%
Ameresco Inc Class A (b)	4,728	99,619
Arcosa Inc	7,378	1,071,286
Bowman Consulting Group Ltd (b)	2,183	58,614
Centuri Holdings Inc (b)	12,769	355,489
Construction Partners Inc Class A (b)	7,265	750,838
Granite Construction Inc	6,571	794,894
IES Holdings Inc (b)	1,320	982,793
Legence Corp Class A	7,974	509,778
Limbach Holdings Inc (b)	1,750	125,475
Matrix Service Co (b)	4,233	49,102
MYR Group Inc (b)	2,343	780,734
NWPX Infrastructure Inc (b)	1,449	178,343
Orion Group Holdings Inc (b)	5,823	56,949
Terrestrial Energy Inc Class A (b)(c)	8,543	41,945
Tutor Perini Corp	6,645	556,519
		6,412,378
Electrical Equipment - 1.4%
Allient Inc	2,248	196,610
American Superconductor Corp (b)	7,369	216,428
Amprius Technologies Inc (b)	21,561	206,986
Array Technologies Inc (b)	13,577	70,872
Atkore Inc	5,211	380,195
Babcock & Wilcox Enterprises Inc (b)	17,681	164,787
Blink Charging Co (b)	26,634	13,769
ChargePoint Holdings Inc Class A (b)(c)	4,004	21,862
Energy Vault Holdings Inc Class A (b)	17,726	50,519
EnerSys	5,539	1,030,531
Enovix Corp Class B (b)(c)	30,794	125,947
Eos Energy Enterprises Inc (b)(c)	43,149	145,844
Fluence Energy Inc Class A (b)(c)	12,944	180,310
FuelCell Energy Inc (b)	7,967	172,167
GrafTech International Ltd (b)	2,804	18,842
Hyliion Holdings Corp Class A (b)	19,274	68,615
KULR Technology Group Inc (b)(c)	7,617	20,185
LSI Industries Inc	5,497	128,575
NANO Nuclear Energy Inc (b)(c)	6,115	97,290
NeoVolta Inc (b)	6,417	13,539
NuScale Power Corp Class A (b)	33,225	279,755
Plug Power Inc (b)(c)	211,903	436,520
Powell Industries Inc	4,275	892,107
Power Solutions International Inc (b)	1,108	30,592
Preformed Line Products Co	390	139,222
SES AI Corp Class A (b)	44,934	24,732
Shoals Technologies Group Inc (b)	25,516	223,010
Vicor Corp (b)	3,527	731,394
		6,081,205
Ground Transportation - 0.4%
ArcBest Corp	3,374	487,038
Avis Budget Group Inc (b)	2,576	354,046
Covenant Logistics Group Inc Class A	2,273	80,737
Ftai Infrastructure Inc	18,158	67,729
Heartland Express Inc	6,854	83,824
Hertz Global Holdings Inc (b)(c)	18,836	29,855
Marten Transport Ltd	8,772	129,738
Proficient Auto Logistics Inc (b)	3,937	26,929
Schneider National Inc Class B	7,499	268,014
Werner Enterprises Inc	9,134	341,794
		1,869,704
Machinery - 4.0%
3D Systems Corp (b)	14,476	38,217
AirJoule Technologies Corp Class A (b)	5,451	23,058
Alamo Group Inc	1,705	271,231
Albany International Corp Class A	4,292	319,797
Alliance Laundry Holdings Inc	5,658	149,201
Astec Industries Inc	3,472	175,892
Atmus Filtration Technologies Inc	12,275	633,758
Blue Bird Corp (b)	4,763	354,320
CECO Environmental Corp (b)	8,016	528,174
Columbus McKinnon Corp/NY	2,044	39,183
Douglas Dynamics Inc	3,501	154,499
Energy Recovery Inc (b)	8,669	74,987
Enerpac Tool Group Corp Class A	7,743	276,735
Enpro Inc	3,176	997,010
Esab Corp	8,736	755,926
ESCO Technologies Inc	3,894	1,227,739
Federal Signal Corp	9,219	1,151,914
Franklin Electric Co Inc	5,728	599,836
FreightCar America Inc (b)	2,172	17,311
Gates Industrial Corp Ltd	38,328	1,072,417
Gorman-Rupp Co/The	3,142	255,099
Graham Corp (b)	1,649	158,139
Greenbrier Cos Inc/The	4,640	228,520
Helios Technologies Inc	4,972	387,369
Hillman Solutions Corp (b)	29,440	231,693
Hyster-Yale Inc Class A	1,851	61,879
JBT Marel Corp	7,860	1,088,374
Kadant Inc	1,798	552,885
Kennametal Inc	11,614	394,528
Lindsay Corp	1,651	182,964
Manitowoc Co Inc/The (b)	5,385	74,582
Mayville Engineering Co Inc (b)	2,194	56,320
Microvast Holdings Inc (b)	34,804	28,090
Miller Industries Inc/TN	1,713	86,164
Mueller Water Products Inc Class A1	23,530	593,897
Palladyne AI Corp Class A (b)(c)	5,968	31,213
Perma-Pipe International Holdings Inc (b)	1,326	32,023
Proto Labs Inc (b)	3,587	269,204
Richtech Robotics Inc Class B (b)(c)	25,475	36,175
Standex International Corp	1,821	539,927
Symbotic Inc Class A (b)	9,063	390,162
Taylor Devices Inc (b)	522	26,794
Tennant CO	2,564	215,453
Terex Corp	17,282	1,086,001
Titan International Inc (b)	8,014	57,861
Trinity Industries Inc	11,956	373,505
Velo3D Inc Class A (b)	2,644	26,784
Wabash National Corp	6,406	80,459
Worthington Enterprises Inc	4,699	264,131
		16,671,400
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	5,840	149,154
Pangaea Logistics Solutions Ltd	5,225	39,761
		188,915
Passenger Airlines - 0.4%
Allegiant Travel Co (b)	3,375	331,020
Frontier Group Holdings Inc (b)	8,972	60,561
JetBlue Airways Corp (b)	46,069	277,796
Joby Aviation Inc Class A (b)	37,570	268,626
SkyWest Inc (b)	5,965	638,076
		1,576,079
Professional Services - 1.7%
Alight Inc Class A	903	15,333
Amentum Holdings Inc (b)	23,491	521,500
Barrett Business Services Inc	3,905	152,451
BlackSky Technology Inc Class A (b)	4,847	111,723
Cbiz Inc (b)	7,510	413,651
Clarivate PLC (b)	67,509	133,668
Concentrix Corp (c)	6,997	172,126
Conduent Inc (b)	25,654	40,277
CRA International Inc	1,033	184,938
First Advantage Corp (b)	12,065	239,370
Franklin Covey Co (b)	1,541	33,054
Huron Consulting Group Inc (b)	2,392	363,034
ICF International Inc	2,897	234,425
Innodata Inc (b)	4,960	311,637
Insperity Inc	5,635	285,187
Kelly Services Inc Class A	5,237	77,717
Kforce Inc	2,512	142,606
Korn Ferry	8,046	661,944
Legalzoom.com Inc (b)	17,940	141,188
ManpowerGroup Inc	7,250	380,045
Mistras Group Inc (b)	2,725	41,447
Parsons Corp (b)	8,192	362,168
Resolute Holdings Management Inc (b)	534	66,088
Resources Connection Inc	6,883	30,079
Spire Global Inc Class A (b)	5,582	63,970
TIC Solutions Inc (b)	27,783	203,094
TriNet Group Inc	4,454	293,207
TrueBlue Inc (b)	4,869	34,473
UL Solutions Inc Class A	11,769	1,078,511
Upwork Inc (b)	19,447	178,135
Verra Mobility Corp Class A (b)	380	2,009
Willdan Group Inc (b)	2,218	152,000
		7,121,055
Trading Companies & Distributors - 1.2%
Alta Equipment Group Inc Class A (b)	3,319	21,839
BlueLinx Holdings Inc (b)	1,269	68,805
Boise Cascade Co	5,415	413,598
Custom Truck One Source Inc Class A (b)	9,168	93,055
DNOW Inc (b)	27,750	391,830
DXP Enterprises Inc/TX (b)	1,884	295,826
Global Industrial Co	2,152	76,912
Herc Holdings Inc	4,666	700,553
Hudson Technologies Inc (b)	5,996	36,216
Karat Packaging Inc	1,337	53,801
McGrath RentCorp	3,689	424,788
MSC Industrial Direct Co Inc Class A	6,896	850,967
NPK International Inc (b)	12,689	158,486
Rush Enterprises Inc Class A	9,172	731,834
Titan Machinery Inc (b)	3,158	53,654
Transcat Inc (b)	1,429	121,994
Willis Lease Finance Corp	1,419	101,217
Xometry Inc Class A (b)	7,219	618,813
		5,214,188
TOTAL INDUSTRIALS		65,163,302
Information Technology - 13.9%
Communications Equipment - 1.4%
ADTRAN Holdings Inc (b)	11,418	97,167
Applied Optoelectronics Inc (b)	11,392	1,074,493
Aviat Networks Inc (b)	1,885	38,605
BK Technologies Corp (b)	565	45,200
Calix Inc (b)	8,858	318,002
Clearfield Inc (b)	1,784	53,984
Digi International Inc (b)	5,662	394,755
Extreme Networks Inc (b)	19,646	592,130
Harmonic Inc (b)	16,329	188,600
Lantronix Inc (b)	5,591	30,080
Netgear Inc (b)	4,119	99,515
NetScout Systems Inc (b)	10,200	414,834
Ondas Inc (b)(c)	74,874	560,806
Ribbon Communications Inc (b)	15,412	32,982
Viasat Inc (b)(c)	20,492	1,576,450
Vistance Networks Inc	33,876	397,704
		5,915,307
Electronic Equipment, Instruments & Components - 3.1%
908 Devices Inc (b)	4,331	34,691
Aeva Technologies Inc (b)	4,492	78,790
Arlo Technologies Inc (b)	16,523	243,219
Avnet Inc	12,343	1,096,552
Badger Meter Inc	4,426	594,633
Bel Fuse Inc Class A	246	54,890
Bel Fuse Inc Class B	1,822	495,529
Belden Inc	5,900	731,895
Benchmark Electronics Inc	5,399	430,678
Climb Global Solutions Inc	2,575	69,036
Crane NXT Co	7,514	390,352
CTS Corp	4,299	275,652
Daktronics Inc (b)	6,186	122,297
ePlus Inc	3,935	363,633
Evolv Technologies Holdings Inc Class A (b)	22,205	122,794
Frequency Electronics Inc (b)	1,039	60,231
IPG Photonics Corp (b)	3,882	330,203
Itron Inc (b)	6,713	669,018
Kimball Electronics Inc (b)	3,627	89,696
Knowles Corp (b)	12,871	470,950
LightPath Technologies Inc Class A (b)	8,497	88,114
Lightwave Logic Inc (b)	22,960	148,322
M-Tron Industries Inc (b)	579	47,698
Methode Electronics Inc	5,336	74,651
MicroVision Inc (b)	56,719	15,087
Mirion Technologies Inc Class A (b)	37,017	554,515
Napco Security Technologies Inc	5,386	199,713
nLight Inc (b)	8,521	586,245
OSI Systems Inc (b)	2,347	519,602
Ouster Inc Class A (b)	9,639	376,017
PC Connection Inc	1,710	143,161
Plexus Corp (b)	4,022	1,010,889
Powerfleet Inc NJ (b)	18,449	72,320
Rogers Corp (b)	2,492	307,687
Sanmina Corp (b)	8,089	1,500,995
ScanSource Inc (b)	2,808	158,989
SmartRent Inc Class A (b)	29,439	29,733
Vishay Intertechnology Inc	18,657	638,443
Vishay Precision Group Inc (b)	1,847	170,016
Vuzix Corp (b)(c)	11,382	26,520
		13,393,456
IT Services - 0.9%
Applied Digital Corp (b)(c)	38,456	1,053,310
Backblaze Inc Class A (b)	9,205	126,293
BigBear.ai Holdings Inc (b)(c)	43,549	121,502
Commerce.com Inc (b)	12,354	38,668
DigitalOcean Holdings Inc (b)	12,296	1,444,780
Everforth Inc (b)	6,779	192,795
Fastly Inc Class A (b)	22,374	506,995
Grid Dynamics Holdings Inc (b)	11,717	80,730
Hackett Group Inc/The	5,231	56,076
Information Services Group Inc	7,359	30,613
Rackspace Technology Inc (b)	16,334	67,459
TSS Inc/MD (b)	3,834	38,033
Unisys Corp (b)	11,284	32,385
Whitefiber Inc (b)(c)	1,604	38,015
		3,827,654
Semiconductors & Semiconductor Equipment - 2.7%
Aehr Test Systems (b)	4,476	357,990
Aeluma Inc (b)	1,878	30,424
Alpha & Omega Semiconductor Ltd (b)	3,809	120,898
Ambarella Inc (b)	6,314	543,004
Ambiq Micro Inc (b)	1,370	87,118
Amkor Technology Inc	17,157	855,620
Atomera Inc (b)	6,260	32,302
Axcelis Technologies Inc (b)	4,645	605,615
AXT Inc (b)	9,053	547,073
Blaize Holdings Inc Class A (b)(c)	14,047	11,101
CEVA Inc (b)	4,258	139,024
Cohu Inc (b)	7,097	340,585
Diodes Inc (b)	6,942	571,465
Everspin Technologies Inc (b)	2,908	42,253
GSI Technology Inc (b)	4,907	27,528
Ichor Holdings Ltd (b)	5,229	393,587
Impinj Inc (b)	4,101	620,727
Kopin Corp (b)	27,278	96,019
MaxLinear Inc (b)	12,698	848,480
Navitas Semiconductor Corp Class A (b)	30,450	330,687
NVE Corp	770	89,528
PDF Solutions Inc (b)	5,671	261,376
Penguin Solutions Inc (b)	6,989	367,831
Photronics Inc (b)	8,966	271,580
QuickLogic Corp (b)	2,488	32,618
Rigetti Computing Inc Class A (b)	49,814	744,719
Semtech Corp (b)	14,035	1,653,604
SkyWater Technology Inc (b)	4,289	140,652
SolarEdge Technologies Inc (b)	9,223	379,988
Ultra Clean Holdings Inc (b)	6,744	561,843
Veeco Instruments Inc (b)	9,178	458,900
Wolfspeed Inc (c)	4,660	110,069
		11,674,208
Software - 5.5%
8x8 Inc (b)	23,314	44,297
A10 Networks Inc	10,825	320,095
ACI Worldwide Inc (b)	15,527	890,163
Adeia Inc	16,711	445,348
Agilysys Inc (b)	3,927	412,963
Alarm.com Holdings Inc (b)	7,742	423,875
Alkami Technology Inc (b)	12,673	230,268
Amplitude Inc Class A (b)	15,274	135,633
Appfolio Inc Class A (b)	3,731	672,289
Appian Corp Class A (b)	6,390	172,274
Arteris Inc (b)	5,008	149,639
Asana Inc Class A (b)	14,168	117,878
AvePoint Inc Class A (b)	21,979	286,386
Bit Digital Inc (b)	52,758	69,113
Blackbaud Inc (b)	1,472	63,002
BlackLine Inc (b)	4,215	132,351
Blend Labs Inc Class A (b)	34,969	62,245
Braze Inc Class A (b)	15,254	380,130
C3.ai Inc Class A (b)	20,811	191,045
Ccc Intelligent Solutions Holdings Inc Class A (b)	82,506	502,462
Cerence Inc (b)	7,234	61,634
Cipher Digital Inc (b)	45,729	1,020,671
Cleanspark Inc (b)	39,045	537,259
Clear Secure Inc Class A	13,903	768,002
Consensus Cloud Solutions Inc (b)	2,860	104,104
Core Scientific Inc (b)	48,115	996,943
CS Disco Inc (b)	5,271	20,557
Daily Journal Corp (b)	144	84,542
Digimarc Corp	2,506	16,439
Digital Turbine Inc (b)	16,534	133,264
Domo Inc Class B (b)	7,228	26,671
eGain Corp (b)	3,242	22,110
Five9 Inc (b)	11,990	329,845
Freshworks Inc Class A (b)	33,921	385,173
Gitlab Inc Class A (b)	22,279	768,848
Hut 8 Corp (United States) (b)	15,131	1,628,551
I3 Verticals Inc Class A (b)	3,118	65,665
Intapp Inc (b)	8,392	274,334
Klaviyo Inc Class A (b)	21,927	391,178
Life360 Inc (b)(c)	12,344	667,193
LiveRamp Holdings Inc (b)	9,717	367,983
MARA Holdings Inc (b)(c)	58,222	659,073
Mitek Systems Inc (b)	7,052	117,768
N-able Inc/US (b)	13,313	62,305
nCino Inc (b)	15,790	291,483
NCR Voyix Corp (b)	22,002	181,957
Netskope Inc Class A (b)	28,826	362,919
NextNav Inc Class A (b)	13,846	181,521
OneSpan Inc	6,634	102,694
Ooma Inc (b)	3,786	82,346
PagerDuty Inc (b)	3,889	41,146
PAR Technology Corp (b)	6,723	113,955
Pegasystems Inc	9,098	277,944
Porch Group Inc (b)	15,789	228,151
Progress Software Corp (b)	6,639	269,477
Q2 Holdings Inc (b)	9,746	593,239
Rapid7 Inc (b)	9,704	93,644
Red Violet Inc (b)	2,085	144,657
Rekor Systems Inc (b)(c)	28,513	17,786
Riot Platforms Inc (b)	48,803	984,357
ServiceTitan Inc Class A (b)	9,058	752,357
SoundHound AI Inc Class A (b)(c)	61,525	377,148
Sprinklr Inc Class A (b)	20,609	131,073
Sprout Social Inc Class A (b)	7,787	66,812
Telos Corp (b)	9,039	40,133
Tenable Holdings Inc (b)	16,891	551,322
Terawulf Inc (b)(c)	60,638	1,070,867
Thryv Holdings Inc (b)	5,653	22,895
Veritone Inc (b)(c)	15,174	16,540
Vertex Inc Class A (b)	2,670	34,470
Viant Technology Inc Class A (b)	3,428	40,348
Weave Communications Inc (b)	11,586	75,772
Xperi Inc (b)	7,763	59,853
Yext Inc (b)	14,879	81,239
Zeta Global Holdings Corp Class A (b)(c)	31,319	676,490
		23,176,163
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming Inc (b)	7,344	77,920
Diebold Nixdorf Inc (b)	5,212	383,551
Eastman Kodak Co (b)	11,043	92,761
GPGI Inc Class A (c)	27,191	358,921
Immersion Corp	4,616	34,897
One Stop Systems Inc (b)	3,327	40,689
Quantum Computing Inc (b)(c)	29,276	237,136
Turtle Beach Corp (b)	2,326	28,494
Xerox Holdings Corp	17,336	51,141
Xerox Holdings Corp warrants 2/14/2028 (b)	156	47
		1,305,557
TOTAL INFORMATION TECHNOLOGY		59,292,345
Materials - 3.0%
Chemicals - 1.7%
AdvanSix Inc	4,426	88,786
Alto Ingredients Inc (b)	11,643	55,421
Arq Inc (b)	6,865	13,524
ASP Isotopes Inc (b)(c)	17,480	69,920
Aspen Aerogels Inc (b)	11,105	51,416
Cabot Corp	7,912	696,414
Ecovyst Inc (b)	16,405	197,844
Flotek Industries Inc (b)	2,112	49,716
Hawkins Inc	3,190	408,416
HB Fuller Co	8,487	469,331
Ingevity Corp (b)	5,190	379,441
Innospec Inc	3,737	321,307
Intrepid Potash Inc (b)	1,764	59,905
Koppers Holdings Inc	2,894	141,864
Kronos Worldwide Inc	3,997	24,062
LSB Industries Inc (b)	8,513	92,621
Mativ Holdings Inc	3,973	34,684
Minerals Technologies Inc	4,663	355,507
NewMarket Corp	1,160	986,187
Perimeter Solutions Inc (b)	23,292	712,968
PureCycle Technologies Inc (b)(c)	21,994	140,102
Quaker Chemical Corp	2,111	338,858
Rayonier Advanced Materials Inc (b)	10,354	92,668
Sensient Technologies Corp	6,498	803,608
Stepan Co	1,731	111,026
Tronox Holdings PLC	18,631	108,805
Westlake Corp	5,178	365,049
		7,169,450
Construction Materials - 0.0%
United States Lime & Minerals Inc	1,584	174,715
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	22,341	105,673
Greif Inc Class A	3,675	318,071
Greif Inc Class B	727	78,865
Myers Industries Inc	5,657	193,243
O-I Glass Inc (b)	23,999	171,593
Ranpak Holdings Corp Class A (b)	6,456	33,055
TriMas Corp	4,328	172,817
		1,073,317
Metals & Mining - 1.0%
Alpha Metallurgical Resources Inc (b)	1,620	222,199
American Battery Technology Co (b)	21,419	44,766
Century Aluminum Co (b)	8,475	379,426
Compass Minerals International Inc (b)	5,204	152,685
Contango Silver & Gold Inc (b)	4,184	64,434
Dakota Gold Corp (b)	16,382	74,374
Idaho Strategic Resources Inc (b)	2,194	61,586
Ivanhoe Electric Inc / US (b)	17,823	163,080
Kaiser Aluminum Corp	2,430	388,022
Materion Corp	3,125	658,876
Mesabi Trust	2,006	44,112
Metallus Inc (b)	5,387	108,386
Ramaco Resources Inc Class A (b)	6,081	55,763
Ryerson Holding Corp	6,793	188,777
SunCoke Energy Inc	13,119	111,249
Tredegar Corp (b)	4,643	35,240
United States Antimony Corp (b)	19,363	98,170
US Gold Corp (b)(c)	2,365	30,698
USA Rare Earth Inc Class A (b)	26,738	399,733
Warrior Met Coal Inc	7,969	632,819
Worthington Steel Inc	4,901	176,485
		4,090,880
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	2,599	54,657
Magnera Corp (b)	5,003	66,290
Sylvamo Corp	5,210	194,906
		315,853
TOTAL MATERIALS		12,824,215
Real Estate - 5.4%
Diversified REITs - 0.6%
AH Realty Trust Inc Class A	12,152	84,578
Alpine Income Property Trust Inc	2,362	47,664
American Assets Trust Inc	7,357	173,552
Broadstone Net Lease Inc Class A	29,151	624,123
CTO Realty Growth Inc	4,992	109,674
Essential Properties Realty Trust Inc	32,985	1,032,101
Gladstone Commercial Corp	8,641	108,013
Global Net Lease Inc	30,184	263,204
		2,442,909
Health Care REITs - 0.5%
Chiron Real Estate Inc	2,187	77,639
Community Healthcare Trust Inc	4,346	79,575
Diversified Healthcare Trust	32,758	291,546
LTC Properties Inc	8,097	325,823
National Health Investors Inc	7,568	580,087
Sabra Health Care REIT Inc	38,758	820,507
Universal Health Realty Income Trust	2,249	97,652
		2,272,829
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	33,484	552,822
Chatham Lodging Trust	7,207	96,069
DiamondRock Hospitality Co	31,061	411,248
Park Hotels & Resorts Inc	31,137	468,923
Pebblebrook Hotel Trust	17,023	325,139
RLJ Lodging Trust	22,815	279,484
Service Properties Trust	19,744	158,544
Summit Hotel Properties Inc	16,766	115,350
Sunstone Hotel Investors Inc	28,483	335,245
Xenia Hotels & Resorts Inc	13,992	287,955
		3,030,779
Industrial REITs - 0.1%
Industrial Logistics Properties Trust	9,258	79,711
Lineage Inc	8,732	369,975
One Liberty Properties Inc	2,833	68,870
		518,556
Office REITs - 0.6%
Brandywine Realty Trust	30,492	92,696
COPT Defense Properties	17,061	647,637
Douglas Emmett Inc	26,539	313,691
Easterly Government Properties Inc	3,556	86,624
Empire State Realty Trust Inc Class A	20,969	106,103
Hudson Pacific Properties Inc (b)	8,477	116,728
JBG SMITH Properties	9,604	134,936
NET Lease Office Properties	1,975	23,108
Piedmont Realty Trust Inc Class A1 (b)	15,441	149,623
Postal Realty Trust Inc Class A	4,032	92,897
SL Green Realty Corp (c)	10,979	581,118
		2,345,161
Real Estate Management & Development - 0.8%
AGNT Inc	2,798	11,332
Compass Inc Class A (b)	97,016	1,105,012
Cushman & Wakefield Ltd	36,031	483,536
Douglas Elliman Inc (b)	14,172	23,951
Forestar Group Inc (b)	2,901	81,663
FRP Holdings Inc (b)	1,806	40,310
Howard Hughes Holdings Inc (b)	4,647	297,036
Marcus & Millichap Inc	3,764	115,743
Newmark Group Inc Class A	24,447	366,583
Opendoor Technologies Inc Class A (b)(c)	122,656	462,413
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,840	909
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,840	511
Opendoor Technologies Inc warrants 11/20/2026 (b)	2,840	457
RE/MAX Holdings Inc Class A (b)	3,615	32,752
RMR Group Inc/The Class A	2,775	52,836
Seaport Entertainment Group Inc (b)	1,190	31,214
St Joe Co/The	5,949	370,266
Tejon Ranch Co (b)	3,779	63,978
		3,540,502
Residential REITs - 0.1%
Centerspace	2,667	146,258
NexPoint Residential Trust Inc	3,785	98,826
UMH Properties Inc	12,746	192,592
		437,676
Retail REITs - 1.3%
Acadia Realty Trust	20,318	456,545
Alexander's Inc	354	90,270
CBL & Associates Properties Inc	2,386	140,082
Curbline Properties Corp	14,702	450,469
FrontView REIT Inc	3,525	71,699
Getty Realty Corp	8,550	291,897
InvenTrust Properties Corp	11,794	417,626
Macerich Co/The	42,852	1,107,296
NETSTREIT Corp (c)	15,371	329,708
Phillips Edison & Co Inc	19,068	810,199
Saul Centers Inc	1,981	67,493
SITE Centers Corp	297	1,271
Tanger Inc	17,353	705,573
Urban Edge Properties	19,156	434,075
		5,374,203
Specialized REITs - 0.7%
EPR Properties	11,745	729,012
Farmland Partners Inc	6,568	61,411
Four Corners Property Trust Inc	17,118	438,221
Gladstone Land Corp	7,459	60,492
Millrose Properties Inc Class A	23,697	663,042
Outfront Media Inc	23,052	734,668
Safehold Inc	7,185	116,253
Smartstop Self Storage REIT Inc	8,734	292,938
		3,096,037
TOTAL REAL ESTATE		23,058,652
Utilities - 2.0%
Electric Utilities - 0.7%
Genie Energy Ltd Class B	3,482	48,434
Hawaiian Electric Industries Inc (b)	26,118	337,445
MGE Energy Inc	5,708	453,957
Oklo Inc Class A (b)(c)	20,618	800,597
Otter Tail Corp	6,359	562,263
TXNM Energy Inc	14,956	866,252
		3,068,948
Gas Utilities - 0.4%
Chesapeake Utilities Corp	3,622	480,929
Northwest Natural Holding Co	6,350	310,642
Spire Inc	8,992	718,101
		1,509,672
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy Inc Class C	18,307	580,881
Fervo Energy Co Class A (b)(c)	10,834	244,198
Hallador Energy Co (b)	5,903	83,941
		909,020
Multi-Utilities - 0.3%
Avista Corp	12,657	511,976
Northwestern Energy Group Inc	9,310	639,969
Unitil Corp	2,763	149,036
		1,300,981
Water Utilities - 0.4%
American States Water Co	5,884	503,906
Artesian Resources Corp Class A	1,490	51,182
Cadiz Inc (b)	9,025	26,984
California Water Service Group	9,124	457,204
Consolidated Water Co Ltd	2,310	67,452
H2O America	5,930	363,687
Middlesex Water Co	2,927	167,717
York Water Co/The	2,457	76,093
		1,714,225
TOTAL UTILITIES		8,502,846
TOTAL UNITED STATES		414,827,364
TOTAL COMMON STOCKS (Cost $312,475,732)		424,010,607

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $105,872)	3.64	106,000	105,894

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	1,732,461	1,732,808
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	18,118,312	18,120,124
TOTAL MONEY MARKET FUNDS (Cost $19,852,804)			19,852,932

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $332,434,408)	443,969,433
NET OTHER ASSETS (LIABILITIES) - (4.2)% (f)	(17,801,761)
NET ASSETS - 100.0%	426,167,672

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	16	9/2026	2,350,400	(11,077)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $167,142 or 0.0% of net assets.

(f)	Includes $45,526 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $105,894.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,663,554	14,075,100	14,005,843	9,885	(131)	128	1,732,808	1,732,461
Fidelity Securities Lending Cash Central Fund	19,089,381	56,161,806	57,131,063	72,772	-	-	18,120,124	18,118,312
	20,752,935	70,236,906	71,136,906	82,657	(131)	128	19,852,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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